ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	May 21, 2020	Mar. 23, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Research and development costs			$ 566,655	$ 1,198,780	$ 633,050
Impairment loss				25,320,555	25,320,555
Deferred tax asset				4,129,000	2,830,000
Advertising and marketing costs				$ 104,738	$ 96,637
Valuation allowance, percentage				100.00%	100.00%
Ownership interest, percentage			1.38%	1.38%	1.38%
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value			$ 0.00001	$ 0.00001	$ 0.00001
Loss from operation				$ (5,555,234)	$ (28,269,589)
Annual Meeting of Shareholders [Member]
Common stock, shares authorized		100,000,000	800,000,000	800,000,000
Common stock, par value		$ 0.00001	$ 0.00001	$ 0.00001
Description of reverse stock split	The effective dates of the above actions were June 5, 2020 and April 20, 2020, respectively, and the actual reverse stock split ratio was 1-for-33.26	reverse stock split of the Company’s outstanding common stock at a ratio between 1-for-32 and 1-for-35 (with the exact ratio to be determined by the directors in their sole discretion without further approval by the shareholders
Property, Plant and Equipment [Member]
Loss from operation			$ (39,434)	$ (25,320,555)	$ (25,359,989)